Note 32 - Events After The Balance Sheet Date	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
32	EVENTS AFTER THE BALANCE SHEET DATE

On
May 25, 2018,
the Company entered in to an employment agreement with Mark Bonney, RhythmOne’s President and Chief Executive Officer. Under the terms of the agreement, Mr. Bonney’s employment start date will be
June 18, 2018.
Mr. Bonney will receive
$400,000
per annum plus a
$20,000
signing bonus payable in
4
equal installments commencing with his
first
payroll disbursement and every
90
days after his start date through
June 18, 2019.

All
nine
resolutions tabled at the Company’s Annual General Meeting held on
July 13, 2018
in London England passed with requisite majorities. The resolutions were as follows:

1.	To receive and adopt the Company’s financial statements and annual accounts for the financial year ended 31 March 2018 together with the Directors’ report and auditors’ report on these accounts

2.	To appoint Mr. Eric Singer as a Director of the Company

3.	To appoint Mr. John Mutch as a Director of the Company

4.	To appoint Mr. Mark Bonney as a Director of the Company

5.	To appoint Mr. Ed Reginelli as a Director of the Company

6.	To re-appoint PricewaterhouseCoopers LLP ("PwC") as auditors of the Company

7.	To authorize the Directors of the Company to determine the auditors’ remuneration for the coming financial year

8.	To authorize the Directors of the Company to allot shares pursuant to Section 551 of the Companies Act 2006 as referred to in the Notice of Annual General Meeting

9.	To authorize the Directors of the Company to make market purchases of the ordinary shares of ten pence each in the capital of the Company

Mr. Raj Chellaraj, Mr. Ujjal Kohli and Mr. Mark Opzoomer resigned from the Board effective
July 13, 2018.